Other Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about consolidated structured entities [line items]
Increase in contingent liability	$ 20	$ (331)
Expected increase in other liabilities	150
Interest expense on borrowings	96	148
Borrowed funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings	$ 11	$ 13